ASSET ACQUISITION (Details 1) (CleanFutures License Agreement, USD $)	0 Months Ended
Apr. 05, 2013
CleanFutures License Agreement
Business Acquisition [Line Items]
Purchase price of license assets acquired	$ 962,000
Useful life (years) of assets acquired	7 years